Pension and other post-employment benefits - Schedule of changes in fair value of plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Interest income	€ (19)	€ (16)	€ (21)
Plan assets
Disclosure of fair value of plan assets [line items]
Opening balance	2,636	2,678
Interest income	108	106
Remeasurements: Return on plan assets excluding amounts included in interest income	(37)	(118)
Employer's contribution	13	23
Participants contributions	4	4
Benefits paid	(121)	(128)
Effect of curtailment or settlement	(12)	(8)
Exchange rate differences	(93)	79
Closing balance	2,497	2,636	€ 2,678
Actual return on the plan assets	€ 70	€ (12)